Litigation and arbitration proceedings (Details)	6 Months Ended
	Jun. 30, 2026 case	Aug. 31, 2025 aspects defendant	Jun. 30, 2025 proceeding	Dec. 31, 2024 proceeding	Dec. 31, 2023 proceeding
Talc product litigation in the US
Disclosure of Legal and Arbitral Proceedings [Line Items]
Number of class action lawsuits			1,430
Dupixent product litigation in the US
Disclosure of Legal and Arbitral Proceedings [Line Items]
Number of product liability cases | case	30
Number of cases filed in New Jersey court | case	8
University of Washington and Harborview medical center | 340B Drug Pricing Program in the US
Disclosure of Legal and Arbitral Proceedings [Line Items]
Number of class action lawsuits					1
Hudson Headwaters Health Network | 340B Drug Pricing Program in the US
Disclosure of Legal and Arbitral Proceedings [Line Items]
Number of class action lawsuits				1
Mosaic Health in the US | 340B Drug Pricing Program in the US
Disclosure of Legal and Arbitral Proceedings [Line Items]
Number of other manufacturers in legal proceeding | defendant		3
Number of legal decision aspects challenged | aspects		2